9. LEASES (Tables)	12 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of minimum future lease payments
Year	$
2019	$-
2020	133,996
2021	111,492
2022	24,520
2023	-
270,008
Imputer interest	(23,872)
Total lease liability	$246,136